23. Income Taxes (Details - Tax reconciliation) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for income taxes at U.S. Federal statutory rate	$ (31,783)	$ (77,222)	$ (64,542)
State taxes, net of federal benefit	(610)	(3,472)	(1,436)
Foreign taxes at different rate	7,502	34,457	26,552
Non-deductible expenses	345	(72)	67
Non-taxable income	0	0	(288)
Valuation allowance	(1,631)	24,218	26,344
Other	(5,088)	(1,063)	807
Prior year deconsolidation	0	0	0
Impairments and intangible amortization	(3,762)	22,826	194
Stock Based Compensation	279	664	12,975
Tax law changes	22,813	0	0
Gain/loss on debt medication	(1,475)	0	0
Tax penalty	3,385	0	0
Total provision for income taxes	$ 151	$ 336	$ 673